Related party transactions	12 Months Ended
Dec. 31, 2015
Related party transactions [Abstract]
Related party transactions
22.	Related party transactions

The table below sets forth the related parties and their relationships with the Group:

Related party	Relationship with the Group
Mr. Chen	a shareholder and a director of the Company
Mr. Ko	a director of the Company
Mr. Anfernee Song Guan (“Mr. Guan”)	a director of the Company
Mr. Jun Zou (“Mr. Zou”) (1)	Chief Financial Officer
Mr. Wenjie Piao (“Mr. Piao”)	a director of the subsidiary of the Company
Ultimate Lenovo Limited	a shareholder
Legend Star	a related party of a shareholder
ShenZhen TianRen Hudong Technology Co., Ltd.(“ Tianren Hudong”)	an equity investee
Shenzhen Yule	an equity investee
Changsha Youjule	an equity investee
ShenZhen Changxiang Shikong Technology Co., Ltd. (“Changxiang Shikong”)	an equity investee
Beintoo China Co., Ltd. (“Beintoo China”)	an equity investee
Guangzhou Grape	an equity investee
Shenzhen Tencent Computer Systems Company Limited (“Shenzhen Tencent”)	a related party of a shareholder

(1)	Mr. Zou has resigned as the Chief Financial Officer of the Company on January 31, 2016.

As of December 31, 2014 and 2015, the amounts due from/(to) related parties were as follows:

	As of December 31,
	2014	2015
	RMB'000	RMB'000

Due from Mr. Chen (Note i)	84	88
Due from Mr. Ko (Note i)	470	70
Due from Mr. Guan (Note i)	261	261
Due from Mr. Zou (Note i)	307	326
Due from Tianren Hudong (Note ii)	1,390	819
Due from Beintoo China (Note ii)	1,105	1,147
Due from Shenzhen Tencent (Note ii and iv)	12,660	6,153
Due from Shenzhen Yule (Note ii)	—	49
Due from Changsha Youjule (Note ii)	—	21
Due from Changxiang Shikong (Note ii)	—	1,768
	16,277	10,702
Due to Guangzhou Grape (Note v)	(6,000)	—
Due to Tianren Hudong (Note v)	(4,000)	—
Due to Ultimate Lenovo Limited (Note vi)	(8,706)	—
Due to Mr. Piao (Note vii)	—	(14,000)
	(18,706)	(14,000)

Note i: Amounts due from officers relate to advances made to officers for business purposes.

Note ii: Amounts are related to payment maid on behalf of these entities.

Note iii: In January 2013, Shenzhen iDreamSky and Shenzhen Tencent entered into a mobile games channel promotion framework agreement, pursuant to which Shenzhen Tencent will provide to Shenzhen iDreamSky certain Android version of mobile games to be published on Shenzhen iDreamSky's platforms in the PRC. Shenzhen Tencent and Shenzhen iDreamSky adopt a revenue sharing arrangement for the total revenue generated from publishing such mobile games on Shenzhen iDreamSky's platforms. During the year ended December 31, 2014, the relevant revenue recorded by Shenzhen iDreamsky was RMB10,408,000. During the year ended December 31, 2015, the relevant revenue recorded by Shenzhen iDreamsky was RMB2,399,000.

Note iv: In September 2013, Shenzhen iDreamSky also entered into a mobile license and distribution agreement with Shenzhen Tencent and Tencent Holdings (collectively referred to as “Tencent”), and Halfbrick Studios Pty. Ltd., (“Halfbrick”). Pursuant to the agreement Shenzhen iDreamSky and Halfbrick shall provide an exclusive mobile version of a game to Tencent for Tencent's distribution and operation on its platforms. Tencent will share the gross billings generated by the game pursuant to the revenue sharing arrangement under the agreement with Shenzhen iDreamSky and Halfbrick. During the years of 2014 and 2015, the amount of gross revenue generated from the aforesaid arrangement was RMB9,738,000 and RMBnil, respectively.

Note v: Amounts due to Guangzhou Grape and Tianren Hudong are related to the unpaid investment cost.

Note vi: Amounts due to Ultimate Lenovo Limited are related to the unpaid cost for repurchase of series A convertible redeemable preferred shares.

Note vii: Amounts represents advance from minority shareholder of a VIE.

The amounts due from/to related parties are unsecured, interest-free and payable on demand.